PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Retirement Moderately
Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.1%
Affiliated Investment Companies : 100.1%
424,919  Voya High Yield Bond
Fund - Class R6
$ 2,991,428
2.0
603,293  Voya International
Index Portfolio - Class I
8,192,720
5.4
243,669  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,997,128
2.0
679,045  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
7,476,288
4.9
1,264,128  Voya Short Duration
Bond Fund - Class R6
11,870,166
7.9
4,133,034  Voya U.S. Bond Index
Portfolio - Class I
37,941,248
25.2
3,819,532  Voya U.S. Stock Index
Portfolio - Class I
79,522,667
52.7
Total Mutual Funds
(Cost $143,826,638)
150,991,645
100.1
Total Investments in
Securities
(Cost $143,826,638) $ 150,991,645 100.1
Liabilities in Excess
of Other Assets (217,229) (0.1)
Net Assets $ 150,774,416 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Retirement Moderately
Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Mutual Funds $ 150,991,645 $ — $ — $ 150,991,645
Total Investments, at fair value $ 150,991,645 $ — $ — $ 150,991,645
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 24,083,241 $ 688,867 $ (26,662,813) $ 1,890,705 $ — $ 569,373 $ 379,214 $ —
Voya High Yield Bond Fund - Class
R6
24,538,547 2,586,670 (23,451,859) (681,930) 2,991,428 1,083,479 1,046,144 —
Voya International Index Portfolio
- Class I
84,126,456 4,460,812 (71,904,497) (8,490,051) 8,192,720 1,993,482 22,505,614 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
— 3,001,204 (4,067) (9) 2,997,128 — (9) —
Voya Russell
TM
Large Cap Growth
Index - Class I
23,613,357 4,814,601 (26,459,673) (1,968,285) — 43,444 157,862 2,429,425
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
59,438,154 10,801,485 (65,354,217) 2,590,866 7,476,288 711,667 (4,670,237) 6,758,535
Voya Short Duration Bond Fund -
Class R6
98,684,931 10,868,843 (98,929,364) 1,245,756 11,870,166 3,105,001 (201,900) —
Voya U.S. Bond Index Portfolio -
Class I
329,537,015 32,487,199 (366,690,927) 42,607,961 37,941,248 8,514,061 (33,742,365) —
Voya U.S. Stock Index Portfolio -
Class I
561,150,921 154,298,972 (566,534,609) (69,392,617) 79,522,667 312,827 69,738,540 64,123,759
$ 1,205,172,622 $ 224,008,653 $ (1,245,992,026) $ (32,197,604) $ 150,991,645 $ 16,333,334 $ 55,212,863 $ 73,311,719
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 7,165,016
Gross Unrealized Depreciation (9)
Net Unrealized Appreciation $ 7,165,007